Revenue	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue	Revenue
Customer Concentration
The customer concentration for balances greater than 10% of revenues and 10% of accounts receivables, net, respectively, are presented below:

	Total Revenue		Accounts Receivable, Net
	Year ended December 31,		Year ended December 31,
	2021	2020	2021	2020
	(as a percentage)
Customer 1	27.8%	41.1%	71.2%	85.6%
Customer 2	21.5%	<10%	<10%	<10%
Customer 3	12.8%	<10%	16.0%	—%
Customer 4	10.2%	—%	<10%	—%
Customer 5	<10%	15.6%	—%	—%
Customer 6	<10%	15.0%	<10%	<10%
Revenue by Geographic Area
The Company currently sells its products in the United States and other locations. As of December 31, 2021, one equipment on lease (long-lived assets) is located outside the U.S. Revenue by geographic area based on the billing address of the customers were as follows:

	December 31,
	2021	2020
	(In thousands)
United States	$22,926	$13,046
Other	4,513	5,929
Total	$27,439	$18,975
Contract Assets and Liabilities
The amount of revenue recognized during the year ended December 31, 2021 included in contract liabilities as of December 31, 2020 was $1.0 million. The amount of revenue recognized during the year ended December 31, 2020 included in contract liabilities as of December 31, 2019 was $0.5 million. The change in contract assets reflects the difference in timing between our satisfaction of remaining performance obligations and our contractual right to bill our customers. The Company had no material asset impairment charges related to contract assets in the periods presented.